UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    6/30

Date of reporting period:  3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares		Value
	COMMON STOCKS - 74.6%
	AIRLINES - 1.0%
13,330	Delta Air Lines, Inc.	$ 461,884

	BANKS - 2.8%
6,750	JPMorgan Chase & Co.	409,792
9,700	U.S. Bancorp.	415,742
8,780	Wells Fargo & Co.	436,717
		1,262,251
	CHEMICALS - 3.9%
18,300	Dow Chemical Co.	889,197
12,860	El du Pont De Nemours & Co.	862,906
		1,752,103
	COMPUTERS - 7.5%
4,000	Apple, Inc.	2,146,960
15,740	EMC Corp.	431,433
4,360	International Business Machines Corp.	839,256
		3,417,649
	COSMETICS/PERSONAL CARE - 1.7%
9,630	The Proctor & Gamble Co.	776,178

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
5,300	American Express Co.	477,159
9,350	Ameriprise Financial, Inc.	1,029,154
		1,506,313
	ELECTRONICS - 1.0%
4,990	Honeywell International, Inc.	462,872

	ENGINEERING & CONSTRUCTION - 1.9%
5,420	Chicago Bridge & Iron Co.	472,353
6,140	Jacobs Engineering Group, Inc. *	389,890
		862,243
	FOREST PAPER & PRODUCTS - 1.3%
13,260	International Paper Co.	608,369

	INSURANCE - 5.0%
12	Berkshire Hathaway, Inc. - Cl. A *	2,248,201

	IRON/STEEL - 2.0%
63,250	AK Steel Holding Corp. *	456,665
16,450	United States Steel Corp.	454,184
		910,849
	LODGING - 2.1%
12,850	Wyndham Worldwide Corp.	941,006

	MACHINERY CONSTRUCTION & MINING - 1.0%
4,515	Caterpillar, Inc.	448,656

	MACHINERY DIVERSIFIED - 1.0%
3,130	Cummins, Inc.	466,339

	MEDIA - 1.1%
6,000	The Walt Disney Co.	480,420

	MINING - 2.1%
39,000	Alcoa, Inc.	501,930
16,055	Constellium NV *	471,214
		973,144
GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014

Shares		Value
	MISCELLANEOUS MANUFACTURING - 1.1%
3,750	3M Co.	$ 508,725

	OIL & GAS - 13.5%
11,850	Cheniere Energy, Inc. *	655,898
6,580	Chevron Corp.	782,428
6,390	ConocoPhillips	449,536
2,280	EOG Resources, Inc.	447,268
10,865	Exxon Mobil Corp.	1,061,293
18,750	Nabors Industries Ltd.	462,188
31,420	Patterson-UTI Energy, Inc.	995,386
66,980	Pengrowth Energy Corp.	407,238
13,040	Suncor Energy, Inc.	455,878
16,540	Ultra Petroleum Corp. *	444,761
		6,161,874
	OIL & GAS SERVICES - 6.2%
16,215	C&J Energy Services *	472,829
7,820	Halliburton Co.	460,520
35,325	Pioneer Energy Services Corp. *	457,459
14,700	Schlumberger Ltd.	1,433,250
		2,824,058
	PACKAGING & CONTAINERS - 2.7%
24,560	Owens-Illionois, Inc. *	830,865
3,760	Rock-Tenn Co.	396,943
		1,227,808
	PHARMACEUTICAL - 4.9%
4,460	Johnson & Johnson	438,106
16,155	Merck & Co.	917,119
27,105	Pfizer, Inc.	870,613
		2,225,838
	SEMICONDUCTORS - 4.8%
41,110	Broadcom Corp.	1,294,143
11,565	QUALCOMM, Inc.	912,016
		2,206,159
	SOFTWARE - 1.0%
11,170	Microsoft Corp.	457,858

	TELECOMMUNICATIONS - 1.7%
16,580	Verizon Communications, Inc.	788,711

	TOTAL COMMON STOCKS (Cost - $30,801,558)	33,979,508

	EXCHANGE TRADED FUNDS - 25.1%
	COMMODITY FUND - 1.0%
6,055	ETFS Physical Palladium Shares	457,455

	EQUITY - 24.1%
13,800	Energy Select Sector SPDR Fund	1,229,028
10,690	Guggenheim S&P 500 Equal Weight Technology ETF	857,766
7,950	Health Care Select Sector SPDR Fund	464,995
9,427	iShares Transportation Average ETF	1,276,510
8,915	Market Vectors Oil Service ETF	448,692
19,680	Market Vectors Semiconductor ETF	897,605
27,730	Materials Select Sector SPDR Fund	1,311,074
18,305	SPDR S&P Oil & Gas Exploration & Production ETF	1,314,848
23,530	Technology Select Sector SPDR Fund	855,316
21,700	Vanguard Health Care ETF	2,320,164
		10,975,998

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,615,797)	11,433,453

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014

Shares		Value
	PREFERRED STOCKS - 0.3%
	BANKS - 0.3%
5,000	Associated Banc-Corp., 8.00%	$ 140,000
	TOTAL PREFERRED STOCKS (Cost - $125,500)
Contracts **
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.1%
435	CBOE SPX Volatility Index	34,800
	Expiration April 2014, Exercise Price $15
	TOTAL PUT OPTIONS PURCHASED (Cost - $50,569)
Shares
	SHORT-TERM INVESTMENTS- 2.6%
	MONEY MARKET FUND - 2.6%
1,179,457	BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class, 0.00% +	1,179,457
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,179,457)

	TOTAL INVESTMENTS - 102.7% (Cost - $42,772,881)(a)	$ 46,767,218
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7) %	(1,220,623)
	NET ASSETS - 100.0%	$ 45,546,595

* Non-income producing securities.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.
ETF - Exchange Traded Fund
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $42,960,134 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 4,055,506
	Unrealized depreciation:	(248,422)
	Net unrealized appreciation:	$ 3,807,084

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

GINKGO MULTI-STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 33,979,508	$ -	$ -	$ 33,979,508
Exchange Traded Funds	11,433,453	-	-	11,433,453
Preferred Stocks	140,000	-	-	140,000
Short-Term Investments	1,179,457	-	-	1,179,457
Put Options Purchased	34,800	-	-	34,800
Total	$ 46,767,218	$ -	$ -	$ 46,767,218
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Options Contracts:  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/29/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/29/2014